Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Business and government	$ 246,430		$ 237,416
Residential mortgages	289,048		287,033
Debt securities measured at FVOCI	98,781		88,905
FVO securities purchased under resale agreements	90,909		86,695
Derivative instruments	34,940		38,352
Obligations related to securities sold short	(21,641)		(24,244)
Obligations related to securities sold under repurchase agreements	(144,005)		(130,042)
Derivative instruments	(41,726)		(41,411)
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	57,170		53,082
Business and government	446		560
Residential mortgages	3		3
Loans measured at FVTPL	449		563
Debt securities measured at FVOCI	97,557		87,885
FVO securities purchased under resale agreements	12,838		17,651
Derivative instruments	34,940		38,352
Total financial assets	291,387		275,004
Deposits and other liabilities	(48,075)		(44,264)
Obligations related to securities sold short	(21,641)		(24,244)
Obligations related to securities sold under repurchase agreements	(9,609)		(8,135)
Derivative instruments	(41,726)		(41,411)
Total financial liabilities	(121,051)		(118,054)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	45,889		40,857
Debt securities measured at FVOCI	81,033		73,123
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	87,901		76,797
Corporate and other debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	4,818		4,640
Debt securities measured at FVOCI	10,872		10,106
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	6,463		7,585
Debt securities measured at FVOCI	5,652		4,656
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,212		6,108
Derivative instruments	(7,684)		(7,273)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	13,408		16,845
Derivative instruments	(12,183)		(14,995)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	36		77
Derivative instruments	(43)		(86)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	10,989		11,541
Derivative instruments	(15,129)		(14,454)
Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,295		3,781
Derivative instruments	(6,687)		(4,603)
Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	532		674
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	11,146		6,222
Debt securities measured at FVOCI	9,685		9,206
Derivative instruments	4,430		5,818
Total financial assets	110,840		95,932
Obligations related to securities sold short	(6,883)		(6,150)
Derivative instruments	(5,797)		(5,263)
Total financial liabilities	(12,680)		(11,413)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	11,146		6,222
Debt securities measured at FVOCI	9,685		9,206
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	85,579		74,686
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6		2
Derivative instruments	(1)		(3)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4,385		5,761
Derivative instruments	(5,556)		(5,212)
Level 1 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	39		55
Derivative instruments	(240)		(48)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	45,498		46,365
Business and government	384		485
Residential mortgages	3		3
Loans measured at FVTPL	387		488
Debt securities measured at FVOCI	87,872		78,679
FVO securities purchased under resale agreements	12,838		17,651
Derivative instruments	30,456		32,368
Total financial assets	178,645		177,273
Deposits and other liabilities	(47,444)		(43,788)
Obligations related to securities sold short	(14,758)		(18,094)
Obligations related to securities sold under repurchase agreements	(9,609)		(8,135)
Derivative instruments	(34,775)		(35,005)
Total financial liabilities	(106,586)		(105,022)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	34,743		34,635
Debt securities measured at FVOCI	71,348		63,917
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	1,062		1,048
Level 2 of fair value hierarchy [member] | Corporate and other debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	4,718		4,537
Debt securities measured at FVOCI	10,872		10,106
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	6,037		7,193
Debt securities measured at FVOCI	5,652		4,656
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,188		6,027
Derivative instruments	(6,568)		(6,215)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	13,408		16,845
Derivative instruments	(12,183)		(14,977)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3		41
Derivative instruments	(5)		(45)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6,601		5,729
Derivative instruments	(9,572)		(9,213)
Level 2 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,256		3,726
Derivative instruments	(6,447)		(4,555)
Level 2 of fair value hierarchy [member] | Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	532		674
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,902	$ 1,649	1,799	$ 1,898	$ 1,304	$ 916
Total financial liabilities	(1,785)	$ (1,755)	(1,619)	$ (1,450)	$ (1,718)	$ (1,499)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	526		495
Business and government	62		75
Loans measured at FVTPL	62		75
Derivative instruments	54		166
Total financial assets	1,902		1,799
Deposits and other liabilities	(631)		(476)
Derivative instruments	(1,154)		(1,143)
Total financial liabilities	(1,785)		(1,619)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	1,260		1,063
Level 3 of fair value hierarchy [member] | Corporate and other debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	100		103
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	426		392
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	18		79
Derivative instruments	(1,115)		(1,055)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments			(18)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	33		36
Derivative instruments	(38)		(41)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3		51
Derivative instruments	$ (1)		$ (29)